Average Annual Total Returns - Class R6 Shares - Federated Hermes Global Equity Fund	IS 1 Year	IS Since Inception	IS Inception Date	IS Return After Taxes on Distributions 1 Year	IS Return After Taxes on Distributions Since Inception	IS Return After Taxes on Distributions and Sale of Fund Shares 1 Year	IS Return After Taxes on Distributions and Sale of Fund Shares Since Inception	MSCI All Country World Index(reflects no deduction for fees, expenses or taxes) 1 Year		MSCI All Country World Index(reflects no deduction for fees, expenses or taxes) Since Inception		Morningstar World Large Stock Funds Average(reflects no deduction for fees, expenses or taxes) 1 Year		Morningstar World Large Stock Funds Average(reflects no deduction for fees, expenses or taxes) Since Inception
Total	20.53%	17.25%	Apr. 24, 2019	20.20%	16.97%	12.15%	13.22%	16.25%	[1]	15.20%	[1]	17.67%	[2]	15.43%	[2]

[1]	The MSCI ACWI captures mid- and small-cap representation across 23 developed markets and 26 emerging markets countries.
[2]	Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated.